Income Taxes - Schedule of Net Income (Loss) Before Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense (income) [abstract]
Net loss before income taxes	$ (49,858,355)	$ (26,948,922)
Expected income tax recovery	(13,212,464)	(7,141,464)
Foreign tax rates differences	7,148	(226,755)
Non-deductible items	3,994,940	1,115,325
Adjustments in respect of prior years	1,335	142,541
Total tax rate	(9,209,041)	(6,110,353)
Change in unrecognised deferred tax assets	9,209,041	6,110,353
Income tax expense (recovery)